Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
January 31, 2026
IGI-K6-NPRT1-0426
1.9893915.106
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 2.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	72,183	2,692,174
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	387,101	894,931
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Elsight Ltd (b)	246,400	729,218
Software - 0.2%
Canva Australia Holdings Pty Ltd Class A (b)(c)(e)	540	834,991
TOTAL INFORMATION TECHNOLOGY		1,564,209
Materials - 1.3%
Metals & Mining - 1.3%
Brazilian Rare Earths Ltd (b)	299,328	792,061
IperionX Ltd (b)	1,341,776	6,867,441
TOTAL MATERIALS		7,659,502
TOTAL AUSTRALIA		12,810,816
BAILIWICK OF JERSEY - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
JTC PLC (a)(f)	206,703	3,659,976
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	20,209	6,118,040
BRAZIL - 1.0%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (b)	2,095	4,499,620
Financials - 0.3%
Banks - 0.3%
NU Holdings Ltd/Cayman Islands Class A (b)	94,866	1,683,872
TOTAL BRAZIL		6,183,492
CANADA - 2.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	19,615	2,425,999
Canadian Natural Resources Ltd	69,955	2,601,125
TOTAL ENERGY		5,027,124
Financials - 0.3%
Insurance - 0.3%
Definity Financial Corp	32,404	1,585,872
Information Technology - 1.2%
IT Services - 0.8%
Shopify Inc Class A (b)	36,533	4,793,707
Software - 0.4%
Constellation Software Inc/Canada	1,153	2,127,892
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	4,032	0
Lumine Group Inc Subordinate Voting Shares (a)(b)	20,419	336,355
		2,464,247
TOTAL INFORMATION TECHNOLOGY		7,257,954
TOTAL CANADA		13,870,950
CHINA - 4.3%
Communication Services - 1.6%
Interactive Media & Services - 1.6%
Tencent Holdings Ltd	125,530	9,648,463
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	14,458	2,451,499
Textiles, Apparel & Luxury Goods - 0.3%
Laopu Gold Co Ltd H Shares (d)	19,500	1,941,987
TOTAL CONSUMER DISCRETIONARY		4,393,486
Consumer Staples - 0.1%
Beverages - 0.1%
Eastroc Beverage Group Co Ltd A Shares (China)	23,935	861,236
Eastroc Beverage Group Co Ltd H Shares	800	25,652
TOTAL CONSUMER STAPLES		886,888
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	58,391	2,922,595
Montage Technology Co Ltd A Shares (China)	205,538	5,376,644
TOTAL INFORMATION TECHNOLOGY		8,299,239
Materials - 0.5%
Metals & Mining - 0.5%
Zijin Mining Group Co Ltd H Shares	516,775	2,771,710
TOTAL CHINA		25,999,786
DENMARK - 1.5%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	47,722	1,159,656
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	27,826	7,812,930
TOTAL DENMARK		8,972,586
FRANCE - 4.2%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	2,148	5,166,101
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	15,226	1,193,109
Financials - 1.0%
Insurance - 1.0%
AXA SA	139,068	6,341,381
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	11,245	3,437,616
Industrials - 1.5%
Aerospace & Defense - 1.5%
Safran SA	25,384	9,069,486
TOTAL FRANCE		25,207,693
GERMANY - 8.2%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	20,271	1,704,803
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Auto1 Group SE (b)	148,401	4,907,809
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Boerse AG	13,557	3,432,976
Insurance - 0.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	556	336,979
TOTAL FINANCIALS		3,769,955
Health Care - 1.1%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	119,623	6,694,148
Industrials - 3.5%
Aerospace & Defense - 0.9%
Rheinmetall AG	2,433	5,137,769
Electrical Equipment - 0.6%
Siemens Energy AG (b)	22,757	3,899,237
Industrial Conglomerates - 2.0%
Siemens AG	38,862	11,749,160
TOTAL INDUSTRIALS		20,786,166
Information Technology - 0.9%
Software - 0.9%
SAP SE	28,481	5,689,605
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	21,816	5,974,765
TOTAL GERMANY		49,527,251
HONG KONG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	28,000	783,503
HUNGARY - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	57,753	1,932,981
INDIA - 1.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	143,878	3,089,107
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Meesho	74,820	142,102
Specialty Retail - 0.2%
Lenskart Solutions Ltd (g)	232,992	1,162,114
TOTAL CONSUMER DISCRETIONARY		1,304,216
Financials - 0.5%
Banks - 0.1%
HDFC Bank Ltd	80,068	811,430
Capital Markets - 0.4%
360 ONE WAM Ltd	202,237	2,501,772
TOTAL FINANCIALS		3,313,202
Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	223,085	1,691,007
TOTAL INDIA		9,397,532
IRELAND - 1.6%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	1,154,108	2,855,236
Financials - 1.0%
Banks - 1.0%
AIB Group PLC	525,894	5,890,833
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	12,963	1,129,378
TOTAL IRELAND		9,875,447
ISRAEL - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	91,402	3,114,980
ITALY - 3.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	43,986	1,080,316
Financials - 3.5%
Banks - 3.3%
FinecoBank Banca Fineco SpA	125,544	3,325,984
Intesa Sanpaolo SpA	1,468,982	10,399,499
UniCredit SpA	69,656	6,070,246
		19,795,729
Financial Services - 0.2%
BFF Bank SpA (a)(b)(f)	182,263	1,744,567
TOTAL FINANCIALS		21,540,296
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	11,235	617,128
TOTAL ITALY		23,237,740
JAPAN - 19.9%
Communication Services - 0.4%
Entertainment - 0.4%
Nintendo Co Ltd	42,660	2,641,744
Consumer Discretionary - 1.8%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	589,938	3,492,753
Hotels, Restaurants & Leisure - 0.0%
Metaplanet Inc (b)(d)	156,147	437,889
Household Durables - 0.5%
Panasonic Holdings Corp	206,270	2,828,106
Specialty Retail - 0.7%
Fast Retailing Co Ltd	10,803	4,104,526
TOTAL CONSUMER DISCRETIONARY		10,863,274
Consumer Staples - 0.2%
Food Products - 0.2%
Kotobuki Spirits Co Ltd	116,314	1,343,819
Financials - 3.8%
Banks - 3.2%
Hachijuni Nagano Bank Ltd	158,675	1,973,697
Mitsubishi UFJ Financial Group Inc	544,845	9,867,344
Sumitomo Mitsui Financial Group Inc	207,676	7,308,212
		19,149,253
Insurance - 0.6%
Tokio Marine Holdings Inc	100,477	3,745,034
TOTAL FINANCIALS		22,894,287
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd	5,000	285,604
Industrials - 9.2%
Industrial Conglomerates - 2.6%
Hitachi Ltd	454,323	15,765,070
Machinery - 2.9%
IHI Corp	243,825	5,621,398
Japan Steel Works Ltd/The	8,893	490,448
Kawasaki Heavy Industries Ltd	38,627	3,213,509
Mitsubishi Heavy Industries Ltd	269,810	7,944,270
		17,269,625
Professional Services - 0.4%
BayCurrent Inc	43,386	1,525,350
Visional Inc (b)	15,963	878,708
		2,404,058
Trading Companies & Distributors - 3.3%
ITOCHU Corp	834,987	10,689,982
Marubeni Corp	205,048	6,777,078
Toyota Tsusho Corp	58,369	2,114,349
		19,581,409
TOTAL INDUSTRIALS		55,020,162
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.5%
Ibiden Co Ltd	52,878	2,811,663
IT Services - 1.9%
Fujitsu Ltd	170,264	4,730,918
NEC Corp	206,605	6,955,364
		11,686,282
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	33,917	5,589,644
Disco Corp	6,941	2,958,605
Kioxia Holdings Corp (b)	18,030	2,488,503
Tokyo Seimitsu Co Ltd	19,017	1,714,184
		12,750,936
TOTAL INFORMATION TECHNOLOGY		27,248,881
TOTAL JAPAN		120,297,771
KOREA (SOUTH) - 2.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Webtoon Entertainment Inc (b)	153,332	1,853,784
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	10,515	6,588,500
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	51,499	5,697,538
TOTAL INFORMATION TECHNOLOGY		12,286,038
TOTAL KOREA (SOUTH)		14,139,822
NETHERLANDS - 5.8%
Financials - 1.7%
Banks - 1.7%
ING Groep NV	354,533	10,455,506
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
ASML Holding NV	15,126	21,689,263
BE Semiconductor Industries NV	15,545	3,031,121
TOTAL INFORMATION TECHNOLOGY		24,720,384
TOTAL NETHERLANDS		35,175,890
POLAND - 0.2%
Financials - 0.1%
Banks - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	14,303	372,691
Industrials - 0.1%
Professional Services - 0.1%
Benefit Systems SA (b)	646	698,182
TOTAL POLAND		1,070,873
PORTUGAL - 1.2%
Financials - 1.2%
Banks - 1.2%
Banco Comercial Portugues SA	6,787,611	7,356,983
SINGAPORE - 1.2%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Sea Ltd Class A ADR (b)	32,667	3,805,379
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	72,885	3,391,865
TOTAL SINGAPORE		7,197,244
SPAIN - 4.3%
Financials - 4.3%
Banks - 4.3%
Banco Santander SA	1,228,512	15,685,726
CaixaBank SA	781,083	10,310,444

TOTAL SPAIN		25,996,170
SWEDEN - 4.4%
Financials - 2.2%
Banks - 0.2%
Noba (b)	88,269	1,145,143
Financial Services - 2.0%
Investor AB B Shares	320,182	12,336,399
TOTAL FINANCIALS		13,481,542
Industrials - 0.7%
Machinery - 0.7%
Indutrade AB	177,587	4,166,790
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB B Shares	382,339	4,310,887
Lagercrantz Group AB B Shares	210,648	4,625,624
		8,936,511
Software - 0.0%
Kry International Ab (b)(c)(e)	3,324	51,497
TOTAL INFORMATION TECHNOLOGY		8,988,008
TOTAL SWEDEN		26,636,340
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG	95,624	4,501,335
TAIWAN - 3.8%
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
MediaTek Inc	36,612	2,041,410
Taiwan Semiconductor Manufacturing Co Ltd	383,124	21,121,441

TOTAL TAIWAN		23,162,851
UNITED KINGDOM - 17.4%
Communication Services - 5.6%
Diversified Telecommunication Services - 5.6%
Zegona Communications plc	1,581,560	34,085,010
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	146,562	4,394,726
Leisure Products - 1.2%
Games Workshop Group PLC	29,492	6,880,592
TOTAL CONSUMER DISCRETIONARY		11,275,318
Consumer Staples - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	98,578	5,955,452
Imperial Brands PLC	168,866	7,112,261
TOTAL CONSUMER STAPLES		13,067,713
Financials - 4.4%
Banks - 2.1%
Lloyds Banking Group PLC	1,750,000	2,613,108
NatWest Group PLC	932,176	8,496,585
Shawbrook Group PLC (a)(f)	179,800	1,151,417
Starling Bank Ltd (c)(e)	137,500	423,333
		12,684,443
Capital Markets - 1.1%
3i Group PLC	60,045	2,758,415
London Stock Exchange Group PLC	37,335	4,149,314
		6,907,729
Financial Services - 0.3%
Revolut Group Holdings Ltd (b)(c)(e)	1,409	1,976,939
Insurance - 0.9%
Admiral Group PLC	37,173	1,398,806
Aviva PLC	435,237	3,786,549
		5,185,355
TOTAL FINANCIALS		26,754,466
Industrials - 3.2%
Aerospace & Defense - 2.5%
BAE Systems PLC	162,547	4,412,654
Rolls-Royce Holdings PLC	642,496	10,740,591
		15,153,245
Trading Companies & Distributors - 0.7%
Diploma PLC	57,864	4,212,280
TOTAL INDUSTRIALS		19,365,525
Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC	36,085	1,199,373
TOTAL UNITED KINGDOM		105,747,405
UNITED STATES - 2.8%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Alcon AG (United States)	11,975	969,736
Industrials - 1.5%
Electrical Equipment - 1.5%
Schneider Electric SE	32,748	9,388,916
Materials - 1.1%
Construction Materials - 1.1%
CRH PLC	21,618	2,646,259
Holcim AG	39,563	4,077,714
TOTAL MATERIALS		6,723,973
TOTAL UNITED STATES		17,082,625
TOTAL COMMON STOCKS (Cost $370,545,358)		589,058,082

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(e)	85	131,434
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(e)	15	23,194

TOTAL AUSTRALIA		154,628
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (c)(e)	64	633,773
Valsoft Corp Series A-1.3 (c)(e)	23	227,762
Valsoft Corp Series A-1.4 (c)(e)	29	287,178

TOTAL CANADA		1,148,713
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(e)	1,533	393,644
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(e)	7,322	58,283
TOTAL CHINA		451,927
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(c)(e)	3,347	726,226
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,607,856)		2,481,494

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	14,014,304	14,017,107
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	1,503,746	1,503,896
TOTAL MONEY MARKET FUNDS (Cost $15,521,003)			15,521,003

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $388,674,217)	607,060,579
NET OTHER ASSETS (LIABILITIES) - 0.0%	253,053
NET ASSETS - 100.0%	607,313,632

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,787,246 or 1.3% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,768,254 or 0.9% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,555,960 or 1.1% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,162,114 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	869,539

Bytedance Ltd Series E1	11/18/2020	167,978

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	657,124

Canva Australia Holdings Pty Ltd Series A	9/22/2023	90,666

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	16,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	103,995

Kry International Ab	5/14/2021 - 10/30/2024	219,661

Revolut Group Holdings Ltd	12/27/2024	1,225,511

Starling Bank Ltd	6/18/2021 - 4/5/2022	286,270

Valsoft Corp Series A-1.2	3/14/2025	749,677

Valsoft Corp Series A-1.3	3/17/2025	228,318

Valsoft Corp Series A-1.4	3/17/2025	381,683

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,097,363	70,966,987	81,046,590	157,470	(653)	-	14,017,107	14,014,304	0.0%
Fidelity Securities Lending Cash Central Fund	1,559,664	5,623,323	5,679,012	19,672	(79)	-	1,503,896	1,503,746	0.0%
Total	25,657,027	76,590,310	86,725,602	177,142	(732)	-	15,521,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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